CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 1,725,197	$ 1,910,821
Restricted cash	0	1,000,000
Accounts receivable	141,665	1,224
Prepaid expense	122,633	31,184
Rental deposits	0	2,200
Total Current Assets	1,989,495	2,945,429
Fixed Assets
Furniture and Equipment, net	159,967	80,467
Total Fixed Assets	159,967	80,467
Other Assets
Security deposit	36,446	5,157
Intangible assets, net	4,640,224	40,841
Total Other Assets	4,676,670	45,998
Total Assets	6,826,133	3,071,894
Liabilities and Stockholders' Equity
Line of Credit	0	1,000,000
Accounts payable	68,217	64,766
Accrued expenses	1,582,381	442,329
Note payable - related party	0	5,078
Total Current Liabilities	1,650,598	1,512,173
Stockholders' Equity
Preferred stock - $.001 par value; 10,000,000 shares authorized, 0 shares issued and outstanding	0	0
Common stock - $.001 par value; 75,000,000 shares authorized, 12,919,367 and 11,256,867 shares issued and outstanding	12,919	11,257
Additional paid-in capital	14,894,522	6,200,520
Accumulated deficit	(9,731,906)	(4,652,056)
Total Stockholders' Equity	5,175,535	1,559,721
Total Liabilities and Stockholders' Equity	$ 6,826,133	$ 3,071,894